Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt Maturities) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012
Short-Term Borrowings And Long-Term Debt [Abstract]
2013	$ 1,975
2014	5,168
2015	3,927
2016	4,750
2017	1,130
Thereafter	28,912
Total	$ 45,862